Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (595,694)	$ (701,454)	$ (2,370,629)	$ (2,560,094)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	994	1,897	8,350	19,801
Stock-based compensation expense	6,000	153,224	327,500	469,724
Changes in assets and liabilities:
Grant funds and other receivables	(451,906)	(38,463)	53,211	(62,056)
Prepaid expenses and other current assets	27,425	(30)	(56,211)	36,480
Accounts payable and accrued expenses	654,561	267,465	639,282	553,119
Total adjustments	237,074	384,093	972,132	1,017,068
Net cash used in operating activities	(358,620)	(317,361)	(1,398,497)	(1,543,026)
Cash flows from investing activities:
Purchase of property and equipment		(4,272)	(7,606)
Net cash used in investing activities		(4,272)	(7,606)
Cash flows from financing activities:
Net proceeds from sale of preferred stock	300,000	240,000	1,440,000	1,190,000
Proceeds from issuance of notes payable				300,000
Principal repayment of notes payable	(2,914)	(2,083)	(10,257)
Net cash provided by financing activities	297,086	237,917	1,429,743	1,490,000
Net increase (decrease) in cash and cash equivalents	(61,534)	(83,716)	23,640	(53,026)
Cash and cash equivalents at beginning of period	283,341	259,701	259,701	312,727
Cash and cash equivalents at end of period	$ 221,807	$ 175,985	$ 283,341	$ 259,701